STATEMENTS OF CONVERTIBLE PREFERRED AND COMMON STOCK AND STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Class B Convertible Preferred Stock	Class B convertible common stock	Class A Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning balance, temporary equity (in shares) at Dec. 31, 2021		12,077,942	0	0	2,744,184
Beginning balance, temporary equity at Dec. 31, 2021		$ 24,381	$ 0	$ 0	$ 5,900
Convertible Preferred and Common Stock
Issuance of convertible preferred stock, net of issuance costs (in shares)		9,899,340	2,950,548
Issuance of convertible preferred stock, net of issuance costs		$ 20,240	$ 9,893
Ending balance, temporary equity (in shares) at Dec. 31, 2022		21,977,282	2,950,548	0	2,744,184
Ending balance, temporary equity at Dec. 31, 2022	$ 60,414	$ 44,621	$ 9,893	$ 0	$ 5,900
Beginning balance at Dec. 31, 2021	(14,214)					$ 1	$ 251	$ (14,466)	$ 0
Beginning balance, common stock (in shares) at Dec. 31, 2021						9,357,145
Stockholders' Deficit
Exercise of stock options (in shares)						272,026
Exercise of stock options	135					$ 9	126
Share-based compensation	721						721
Unrealized gain on marketable securities	0
Net loss	$ (10,811)							(10,811)
Ending balance, common stock (in shares) at Dec. 31, 2022	9,629,171					9,629,171
Ending balance at Dec. 31, 2022	$ (24,169)					$ 10	1,098	(25,277)	0
Convertible Preferred and Common Stock
Issuance of convertible preferred stock, net of issuance costs (in shares)				28,019,181
Issuance of convertible preferred stock, net of issuance costs				$ 82,976
Ending balance, temporary equity (in shares) at Dec. 31, 2023		21,977,282	2,950,548	28,019,181	2,744,184
Ending balance, temporary equity at Dec. 31, 2023	143,390	$ 44,621	$ 9,893	$ 82,976	$ 5,900
Stockholders' Deficit
Exercise of stock options (in shares)						110,647
Exercise of stock options	76						76
Share-based compensation	1,343						1,343
Unrealized gain on marketable securities	6								6
Net loss	$ (69,968)							(69,968)
Ending balance, common stock (in shares) at Dec. 31, 2023	9,739,818					9,739,818
Ending balance at Dec. 31, 2023	$ (92,712)					$ 10	$ 2,517	$ (95,245)	$ 6